The Value Equity Portfolio
The Value Equity Portfolio
Investment Objective
The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Value Equity Portfolio HC Strategic Shares, The Value Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Value Equity Portfolio HC Strategic Shares, The Value Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.33%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Value Equity Portfolio HC Strategic Shares, The Value Equity Portfolio
1 Year	34
3 Years	106
5 Years	185
10 Years	418

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 72% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.56)%.

Best quarter: 3rd Qtr. 2009 18.27%

Worst quarter: 4th Qtr. 2008 (22.66)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Value Equity Portfolio HC Strategic Shares, The Value Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Value Equity Portfolio	HC Strategic Shares – Before Taxes		12.91%	0.87%	2.53%
After Taxes on Distributions	The Value Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		12.60%	(0.15%)	1.64%
After Taxes on Distributions and Sale of Portfolio Shares	The Value Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		8.76%	0.59%	1.92%
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Growth Equity Portfolio
The Growth Equity Portfolio
Investment Objective
The investment objective of The Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Growth Equity Portfolio HC Strategic Shares, The Growth Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Growth Equity Portfolio HC Strategic Shares, The Growth Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.30%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.38%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Growth Equity Portfolio HC Strategic Shares, The Growth Equity Portfolio
1 Year	39
3 Years	122
5 Years	213
10 Years	480

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.38)%.

Best quarter: 4th Qtr. 2001 16.17%

Worst quarter: 4th Qtr. 2008 (23.87)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Growth Equity Portfolio HC Strategic Shares, The Growth Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Growth Equity Portfolio	HC Strategic Shares – Before Taxes		12.32%	2.93%	0.29%
After Taxes on Distributions	The Growth Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		12.17%	2.79%	0.13%
After Taxes on Distributions and Sale of Portfolio Shares	The Growth Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		8.18%	2.49%	0.18%
Russell 1000 Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Small Capitalization Equity Portfolio
The Small Capitalization Equity Portfolio
Investment Objective
The investment objective of The Small Capitalization Equity Portfolio is to provide long-term capital appreciation.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Small Capitalization Equity Portfolio HC Strategic Shares, The Small Capitalization Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Small Capitalization Equity Portfolio HC Strategic Shares, The Small Capitalization Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.55%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.66%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Small Capitalization Equity Portfolio HC Strategic Shares, The Small Capitalization Equity Portfolio
1 Year	67
3 Years	211
5 Years	368
10 Years	822

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 52% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000®Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately  $130 million and  $2.97 billion. Companies with a market capitalization between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (17.04)%.

Best quarter: 2nd Qtr. 2003 23.33%

Worst quarter: 4th Qtr. 2008 (26.29)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Small Capitalization Equity Portfolio HC Strategic Shares, The Small Capitalization Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Small Capitalization Equity Portfolio	HC Strategic Shares – Before Taxes		24.46%	3.94%	5.14%
After Taxes on Distributions	The Small Capitalization Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		24.41%	2.88%	4.30%
After Taxes on Distributions and Sale of Portfolio Shares	The Small Capitalization Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		15.97%	3.09%	4.27%
Russell 2000 Index		Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Real Estate Securities Portfolio
The Real Estate Securities Portfolio
Investment Objective
The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Real Estate Securities Portfolio HC Strategic Shares, The Real Estate Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Real Estate Securities Portfolio HC Strategic Shares, The Real Estate Securities Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.73%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.82%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Real Estate Securities Portfolio HC Strategic Shares, The Real Estate Securities Portfolio
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

• Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter: 3rd Qtr. 2010 13.04%

Worst quarter: 2nd Qtr. 2010 (5.55)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Real Estate Securities Portfolio HC Strategic Shares, The Real Estate Securities Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Real Estate Securities Portfolio	HC Strategic Shares – Before Taxes		27.68%	39.81%	May 21, 2009
After Taxes on Distributions	The Real Estate Securities Portfolio	HC Strategic Shares – After Taxes on Distributions		25.68%	38.04%	May 21, 2009
After Taxes on Distributions and Sale of Portfolio Shares	The Real Estate Securities Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		18.60%	33.42%	May 21, 2009
The Wilshire US Real Estate Securities Index		The Wilshire US Real Estate Securities Index	(reflects no deduction for fees, expenses or taxes)	29.12%	50.91%	May 21, 2009

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Commodity Returns Strategy Portfolio
The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)
Investment Objective
The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.
Fees and Expenses
The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Commodity Returns Strategy Portfolio HC Strategic Shares, The Commodity Returns Strategy Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Commodity Returns Strategy Portfolio HC Strategic Shares, The Commodity Returns Strategy Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.57%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.72%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Commodity Returns Strategy Portfolio HC Strategic Shares, The Commodity Returns Strategy Portfolio
1 Year	74
3 Years	230
5 Years	401
10 Years	894

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

• Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

• Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

• Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

• Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The International Equity Portfolio
The International Equity Portfolio
Investment Objective
The investment objective of The International Equity Portfolio is to maximize total return.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The International Equity Portfolio HC Strategic Shares, The International Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The International Equity Portfolio HC Strategic Shares, The International Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.46%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.57%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The International Equity Portfolio HC Strategic Shares, The International Equity Portfolio
1 Year	58
3 Years	183
5 Years	318
10 Years	714

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.59)%.

Best quarter: 2nd Qtr. 2009 20.93%

Worst quarter: 3rd Qtr. 2002 (20.59)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The International Equity Portfolio HC Strategic Shares, The International Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The International Equity Portfolio	HC Strategic Shares – Before Taxes		10.54%	2.92%	3.78%
After Taxes on Distributions	The International Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		10.40%	2.16%	3.18%
After Taxes on Distributions and Sale of Portfolio Shares	The International Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		7.38%	2.61%	3.20%
MSCI EAFE Index		MSCI EAFE Index	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Emerging Markets Portfolio
The Emerging Markets Portfolio
Investment Objective
The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Emerging Markets Portfolio HC Strategic Shares, The Emerging Markets Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Emerging Markets Portfolio HC Strategic Shares, The Emerging Markets Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.79%
Other Expenses	0.21%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	1.03%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Emerging Markets Portfolio HC Strategic Shares, The Emerging Markets Portfolio
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter: 3rd Qtr. 2010 18.88%

Worst quarter: 2nd Qtr. 2010 (9.09)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Emerging Markets Portfolio HC Strategic Shares, The Emerging Markets Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Emerging Markets Portfolio	HC Strategic Shares – Before Taxes		18.36%	19.30%	Dec 10, 2009
After Taxes on Distributions	The Emerging Markets Portfolio	HC Strategic Shares – After Taxes on Distributions		17.91%	18.87%	Dec 10, 2009
After Taxes on Distributions and Sale of Portfolio Shares	The Emerging Markets Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		12.15%	16.26%	Dec 10, 2009
MSCI Emerging Markets Index		MSCI Emerging Markets Index	(reflects no deduction for fees, expenses or taxes)	19.20%	20.97%	Dec 10, 2009

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Short-Term Municipal Bond Portfolio
The Short-Term Municipal Bond Portfolio
Investment Objective
The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Short-Term Municipal Bond Portfolio HC Strategic Shares, The Short-Term Municipal Bond Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Short-Term Municipal Bond Portfolio HC Strategic Shares, The Short-Term Municipal Bond Portfolio
Management Fees	0.18%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses	0.30%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Short-Term Municipal Bond Portfolio HC Strategic Shares, The Short-Term Municipal Bond Portfolio
1 Year	31
3 Years	97
5 Years	169
10 Years	381

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a municipal security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the municipal securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of municipal securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 2.46%.

Best quarter: 4th Qtr. 2008 2.56%

Worst quarter: 4th Qtr. 2010 (0.83)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Short-Term Municipal Bond Portfolio HC Strategic Shares, The Short-Term Municipal Bond Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Short-Term Municipal Bond Portfolio	HC Strategic Shares – Before Taxes		1.41%	3.49%	Mar 1, 2006
After Taxes on Distributions	The Short-Term Municipal Bond Portfolio	HC Strategic Shares – After Taxes on Distributions		1.39%	3.47%	Mar 1, 2006
After Taxes on Distributions and Sale of Portfolio Shares	The Short-Term Municipal Bond Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		1.78%	3.42%	Mar 1, 2006
BofA Merrill Lynch 1-3 Year Municipal Bond Index		BofA Merrill Lynch 1-3 Year Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	1.29%	3.77%	Mar 1, 2006

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
Investment Objective
The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Intermediate Term Municipal Bond Portfolio HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Intermediate Term Municipal Bond Portfolio HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio
Management Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.33%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Intermediate Term Municipal Bond Portfolio HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio
1 Year	34
3 Years	106
5 Years	185
10 Years	418

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 22% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 7.75%.

Best quarter: 3rd Qtr. 2009 6.12%

Worst quarter: 4th Qtr. 2010 (3.36)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Intermediate Term Municipal Bond Portfolio HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Intermediate Term Municipal Bond Portfolio	HC Strategic Shares – Before Taxes		3.10%	2.91%	3.84%
After Taxes on Distributions	The Intermediate Term Municipal Bond Portfolio	HC Strategic Shares – After Taxes on Distributions		3.09%	2.77%	3.75%
After Taxes on Distributions and Sale of Portfolio Shares	The Intermediate Term Municipal Bond Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		3.30%	2.95%	3.83%
Barclays Capital 3-15 Year Blend Municipal Bond Index		Barclays Capital 3-15 Year Blend Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	3.14%	4.67%	4.93%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Intermediate Term Municipal Bond II Portfolio
The Intermediate Term Municipal Bond II Portfolio
Investment Objective
The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares, The Intermediate Term Municipal Bond II Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares, The Intermediate Term Municipal Bond II Portfolio
Management Fees	0.18%
Other Expenses	0.14%
Acquired Fund Fees and Expense	0.04%
Total Annual Portfolio Operating Expenses	0.36%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares, The Intermediate Term Municipal Bond II Portfolio
1 Year	37
3 Years	116
5 Years	202
10 Years	456

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period July 13, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 3% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Institutional Value Equity Portfolio
The Institutional Value Equity Portfolio
Investment Objective
The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional Value Equity Portfolio HC Strategic Shares, The Institutional Value Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Institutional Value Equity Portfolio HC Strategic Shares, The Institutional Value Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.27%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.35%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Institutional Value Equity Portfolio HC Strategic Shares, The Institutional Value Equity Portfolio
1 Year	36
3 Years	113
5 Years	197
10 Years	443

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 97% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. The Portfolio may also invest in equity securities of mid capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.30)%.

Best quarter: 3rd Qtr. 2009 18.31%

Worst quarter: 1st Qtr. 2009 (14.18)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Institutional Value Equity Portfolio HC Strategic Shares, The Institutional Value Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Institutional Value Equity Portfolio	– Before Taxes		14.09%	0.03%	Jul 18, 2008
After Taxes on Distributions	The Institutional Value Equity Portfolio	– After Taxes on Distributions		13.84%	(0.29%)	Jul 18, 2008
After Taxes on Distributions and Sale of Portfolio Shares	The Institutional Value Equity Portfolio	– After Taxes on Distributions and Sale of Portfolio Shares		9.45%	(0.04%)	Jul 18, 2008
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	0.95%	Jul 18, 2008

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional Growth Equity Portfolio
The Institutional Growth Equity Portfolio
Investment Objective
The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional Growth Equity Portfolio HC Strategic Shares, The Institutional Growth Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Institutional Growth Equity Portfolio HC Strategic Shares, The Institutional Growth Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.30%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.38%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Institutional Growth Equity Portfolio HC Strategic Shares, The Institutional Growth Equity Portfolio
1 Year	39
3 Years	122
5 Years	213
10 Years	480

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 85% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (6.31)%.

Best quarter: 2nd Qtr. 2009 15.01%

Worst quarter: 2nd Qtr. 2010 (12.58)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Institutional Growth Equity Portfolio HC Strategic Shares, The Institutional Growth Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Institutional Growth Equity Portfolio	– Before Taxes		13.27%	4.10%	Aug 8, 2008
After Taxes on Distributions	The Institutional Growth Equity Portfolio	– After Taxes on Distributions		13.15%	3.97%	Aug 8, 2008
After Taxes on Distributions and Sale of Portfolio Shares	The Institutional Growth Equity Portfolio	– After Taxes on Distributions and Sale of Portfolio Shares		8.76%	3.47%	Aug 8, 2008
Russell 1000 Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.45%	Aug 8, 2008

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional Small Capitalization Equity Portfolio
The Institutional Small Capitalization Equity Portfolio
Investment Objective
The investment objective of The Institutional Small Capitalization Equity Portfolio is to provide long-term capital appreciation.
Fees and Expenses
The fee table below describes the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional Small Capitalization Equity Portfolio HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Institutional Small Capitalization Equity Portfolio HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.72%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.04%
Total Annual Portfolio Operating Expenses	0.84%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Institutional Small Capitalization Equity Portfolio HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio
1 Year	86
3 Years	268
5 Years	466
10 Years	1,037

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 101% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell® 2000 Index was between approximately  $130 million and  $2.97 billion. Companies with a market capitalization between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk — The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Institutional Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.56)%.

Best quarter: 2nd Qtr. 2009 19.99%

Worst quarter: 1st Qtr. 2009 (12.32)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Institutional Small Capitalization Equity Portfolio HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Institutional Small Capitalization Equity Portfolio	– Before Taxes		24.07%	0.98%	Aug 15, 2008
After Taxes on Distributions	The Institutional Small Capitalization Equity Portfolio	– After Taxes on Distributions		24.00%	0.89%	Aug 15, 2008
After Taxes on Distributions and Sale of Portfolio Shares	The Institutional Small Capitalization Equity Portfolio	– After Taxes on Distributions and Sale of Portfolio Shares		15.73%	0.81%	Aug 15, 2008
Russell 2000 Index		Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	26.85%	3.19%	Aug 15, 2008

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Real Estate Securities Portfolio
The Real Estate Securities Portfolio
Investment Objective
The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Real Estate Securities Portfolio HC Strategic Shares, The Real Estate Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Real Estate Securities Portfolio HC Strategic Shares, The Real Estate Securities Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.73%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.82%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Real Estate Securities Portfolio HC Strategic Shares, The Real Estate Securities Portfolio
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”).

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

• Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 21, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter: 3rd Qtr. 2010 13.04%

Worst quarter: 2nd Qtr. 2010 (5.55)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Real Estate Securities Portfolio HC Strategic Shares, The Real Estate Securities Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Real Estate Securities Portfolio	HC Strategic Shares – Before Taxes		27.68%	39.81%	May 21, 2009
After Taxes on Distributions	The Real Estate Securities Portfolio	HC Strategic Shares – After Taxes on Distributions		25.68%	38.04%	May 21, 2009
After Taxes on Distributions and Sale of Portfolio Shares	The Real Estate Securities Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		18.60%	33.42%	May 21, 2009
The Wilshire US Real Estate Securities Index		The Wilshire US Real Estate Securities Index	(reflects no deduction for fees, expenses or taxes)	29.12%	50.91%	May 21, 2009

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Commodity Returns Strategy Portfolio
The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)
Investment Objective
The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.
Fees and Expenses
The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Commodity Returns Strategy Portfolio HC Strategic Shares, The Commodity Returns Strategy Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Commodity Returns Strategy Portfolio HC Strategic Shares, The Commodity Returns Strategy Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.57%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.72%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Commodity Returns Strategy Portfolio HC Strategic Shares, The Commodity Returns Strategy Portfolio
1 Year	74
3 Years	230
5 Years	401
10 Years	894

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

• Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

• Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

• Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

• Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The Institutional International Equity Portfolio
The Institutional International Equity Portfolio
Investment Objective
The investment objective of The Institutional International Equity Portfolio is to maximize total return.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional International Equity Portfolio HC Strategic Shares, The Institutional International Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Institutional International Equity Portfolio HC Strategic Shares, The Institutional International Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.47%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.59%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Institutional International Equity Portfolio HC Strategic Shares, The Institutional International Equity Portfolio
1 Year	60
3 Years	189
5 Years	329
10 Years	738

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 55% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk — A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.20)%.

Best quarter: 3rd Qtr. 2010 16.22%

Worst quarter: 2nd Qtr. 2010 (12.54)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Institutional International Equity Portfolio HC Strategic Shares, The Institutional International Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Institutional International Equity Portfolio	HC Strategic Shares – Before Taxes		10.30%	10.43%	Nov 20, 2009
After Taxes on Distributions	The Institutional International Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		10.11%	10.26%	Nov 20, 2009
After Taxes on Distributions and Sale of Portfolio Shares	The Institutional International Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		7.20%	8.94%	Nov 20, 2009
MSCI EAFE Index		MSCI EAFE Index	(reflects no deduction for fees, expenses or taxes)	8.21%	8.99%	Nov 20, 2009

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Emerging Markets Portfolio
The Emerging Markets Portfolio
Investment Objective
The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Emerging Markets Portfolio HC Strategic Shares, The Emerging Markets Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Emerging Markets Portfolio HC Strategic Shares, The Emerging Markets Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.79%
Other Expenses	0.21%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	1.03%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Emerging Markets Portfolio HC Strategic Shares, The Emerging Markets Portfolio
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies

.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter: 3rd Qtr. 2010 18.88%

Worst quarter: 2nd Qtr. 2010 (9.09)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Emerging Markets Portfolio HC Strategic Shares, The Emerging Markets Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Emerging Markets Portfolio	HC Strategic Shares – Before Taxes		18.36%	19.30%	Dec 10, 2009
After Taxes on Distributions	The Emerging Markets Portfolio	HC Strategic Shares – After Taxes on Distributions		17.91%	18.87%	Dec 10, 2009
After Taxes on Distributions and Sale of Portfolio Shares	The Emerging Markets Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		12.15%	16.26%	Dec 10, 2009
MSCI Emerging Markets Index		MSCI Emerging Markets Index	(reflects no deduction for fees, expenses or taxes)	19.20%	20.97%	Dec 10, 2009

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Core Fixed Income Portfolio
The Core Fixed Income Portfolio
Investment Objective
The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Core Fixed Income Portfolio HC Strategic Shares, The Core Fixed Income Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Core Fixed Income Portfolio HC Strategic Shares, The Core Fixed Income Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.22%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.31%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Core Fixed Income Portfolio HC Strategic Shares, The Core Fixed Income Portfolio
1 Year	32
3 Years	100
5 Years	174
10 Years	393

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 684% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issues or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Asset-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• High Yield Bond Risk – Up to 20% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 6.56%.

Best quarter: 3rd Qtr. 2009 4.49%

Worst quarter: 3rd Qtr. 2008 (2.91)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Core Fixed Income Portfolio HC Strategic Shares, The Core Fixed Income Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Core Fixed Income Portfolio	HC Strategic Shares – Before Taxes		6.86%	5.12%	5.35%
After Taxes on Distributions	The Core Fixed Income Portfolio	HC Strategic Shares – After Taxes on Distributions		5.25%	3.40%	3.36%
After Taxes on Distributions and Sale of Portfolio Shares	The Core Fixed Income Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		4.63%	3.37%	3.38%
Barclays Capital U.S. Aggregate Index		Barclays Capital U.S. Aggregate Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Fixed Income Opportunity Portfolio
The Fixed Income Opportunity Portfolio
Investment Objective
The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds”.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Fixed Income Opportunity Portfolio HC Strategic Shares, The Fixed Income Opportunity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Fixed Income Opportunity Portfolio HC Strategic Shares, The Fixed Income Opportunity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.47%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.55%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Fixed Income Opportunity Portfolio HC Strategic Shares, The Fixed Income Opportunity Portfolio
1 Year	56
3 Years	176
5 Years	307
10 Years	689

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 157% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the security will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• High Yield Bond Risk – High yield bonds are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (0.51)%.

Best quarter: 2nd Qtr. 2009 11.28%

Worst quarter: 4th Qtr. 2008 (13.06)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Fixed Income Opportunity Portfolio HC Strategic Shares, The Fixed Income Opportunity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Ten Years
Before Taxes	The Fixed Income Opportunity Portfolio	HC Strategic Shares – Before Taxes		15.35%		7.16%		5.58%
After Taxes on Distributions	The Fixed Income Opportunity Portfolio	HC Strategic Shares – After Taxes on Distributions		12.03%		4.38%		2.76%
After Taxes on Distributions and Sale of Portfolio Shares	The Fixed Income Opportunity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		9.84%		4.43%		2.99%
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index		Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index	(reflects no deduction for fees, expenses or taxes)	13.91%	[1]	7.74%	[1]	8.22%	[1]
Credit Suisse High Yield Index		Credit Suisse High Yield Index	(reflects no deduction for fees, expenses or taxes)	14.42%		8.40%		9.11%
[1]	Effective January 1, 2011, the Fixed Income Opportunity Portfolio's benchmark was changed from the Credit Suisse High Yield Index to the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. Relative to other high yield indexes this index is a better representation of our preferred higher quality high yield investment style for the highlighted reasons: 1) The Ba/B carve out of the Index reflects higher quality credits and Portfolio investable universe; 2) Issuer capping methodology is comparable to the Portfolio's investment guidelines; 3) Excludes emerging market bonds; 4) Split ratings are treated the same, in the event of a split rating, the lower ("more conservative") rating is used.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The U.S. Government Fixed Income Securities Portfolio
The U.S. Government Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Shareholder Fees	The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Government Fixed Income Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Government Fixed Income Securities Portfolio
Management Fees	0.17%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.26%

Example
This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Government Fixed Income Securities Portfolio
1 Year	27
3 Years	84
5 Years	146
10 Years	331

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 74% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. [The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index.]

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Shareholder Fees	The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Corporate Fixed Income Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Corporate Fixed Income Securities Portfolio
Management Fees	0.27%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.36%

Example:
This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Corporate Fixed Income Securities Portfolio
1 Year	37
3 Years	116
5 Years	202
10 Years	456

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 128% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio will not invest more than 5% of its assets in the securities of any single issuer or more than 25% of its assets in any one corporate sub-sector. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio, including U.S. Government securities, will decline with changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles. U.S. Government securities can exhibit price movements resulting from changes in interest rates.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Shareholder Fees	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Management Fees	0.22%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.31%

Example:
This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
1 Year	32
3 Years	100
5 Years	174
10 Years	393

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 11% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may also invest in U.S. Treasury and agency securities. Except for Treasury or agency debentures, pass-throughs or REMICs, no more than 5% of the Portfolio’s assets may be invested in the securities of a single issuer. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Value Equity Portfolio
The Value Equity Portfolio
Investment Objective
The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Value Equity Portfolio HC Advisors Shares, The Value Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Value Equity Portfolio HC Advisors Shares, The Value Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.58%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Value Equity Portfolio HC Advisors Shares, The Value Equity Portfolio
1 Year	59
3 Years	186
5 Years	324
10 Years	726

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 72% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.56)%.

Best quarter: 3rd Qtr. 2009 18.27%

Worst quarter: 4th Qtr. 2008 (22.66)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Value Equity Portfolio HC Advisors Shares, The Value Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Value Equity Portfolio	HC Strategic Shares – Before Taxes		12.91%	0.87%	2.53%
After Taxes on Distributions	The Value Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		12.60%	(0.15%)	1.64%
After Taxes on Distributions and Sale of Portfolio Shares	The Value Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		8.76%	0.59%	1.92%
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional Value Equity Portfolio
The Institutional Value Equity Portfolio
Investment Objective
The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional Value Equity Portfolio HC Advisors Shares, The Institutional Value Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Institutional Value Equity Portfolio HC Advisors Shares, The Institutional Value Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.60%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Institutional Value Equity Portfolio HC Advisors Shares, The Institutional Value Equity Portfolio
1 Year	61
3 Years	192
5 Years	335
10 Years	750

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 97% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the "mid cap" range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.30)%.

Best quarter: 3rd Qtr. 2009 18.31%

Worst quarter: 1st Qtr. 2009 (14.18)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Institutional Value Equity Portfolio HC Advisors Shares, The Institutional Value Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Institutional Value Equity Portfolio	HC Strategic Shares – Before Taxes		14.09%	0.03%	Jul 18, 2008
After Taxes on Distributions	The Institutional Value Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		13.84%	(0.29%)	Jul 18, 2008
After Taxes on Distributions and Sale of Portfolio Shares	The Institutional Value Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		9.45%	(0.04%)	Jul 18, 2008
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	0.95%	Jul 18, 2008

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Growth Equity Portfolio
The Growth Equity Portfolio
Investment Objective
The investment objective of The Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Growth Equity Portfolio HC Advisors Shares, The Growth Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Growth Equity Portfolio HC Advisors Shares, The Growth Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.30%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.63%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Growth Equity Portfolio HC Advisors Shares, The Growth Equity Portfolio
1 Year	64
3 Years	202
5 Years	351
10 Years	786

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.38)%.

Best quarter: 4th Qtr. 2001 16.17%

Worst quarter: 4th Qtr. 2008 (23.87)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Growth Equity Portfolio HC Advisors Shares, The Growth Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Growth Equity Portfolio	HC Strategic Shares – Before Taxes		12.32%	2.93%	0.29%
After Taxes on Distributions	The Growth Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		12.17%	2.79%	0.13%
After Taxes on Distributions and Sale of Portfolio Shares	The Growth Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		8.18%	2.49%	0.18%
Russell 1000 Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional Growth Equity Portfolio
The Institutional Growth Equity Portfolio
Investment Objective
The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional Growth Equity Portfolio HC Advisors Shares, The Institutional Growth Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Institutional Growth Equity Portfolio HC Advisors Shares, The Institutional Growth Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.30%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.63%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Institutional Growth Equity Portfolio HC Advisors Shares, The Institutional Growth Equity Portfolio
1 Year	64
3 Years	202
5 Years	351
10 Years	786

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 85% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

The principal risks associated with an investment in this Portfolio are:

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (6.31)%.

Best quarter: 2nd Qtr. 2009 15.01%

Worst quarter: 2nd Qtr. 2010 (12.58)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Institutional Growth Equity Portfolio HC Advisors Shares, The Institutional Growth Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Institutional Growth Equity Portfolio	HC Strategic Shares – Before Taxes		13.27%	4.10%	Aug 8, 2008
After Taxes on Distributions	The Institutional Growth Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		13.15%	3.97%	Aug 8, 2008
After Taxes on Distributions and Sale of Portfolio Shares	The Institutional Growth Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		8.76%	3.47%	Aug 8, 2008
Russell 1000 Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.45%	Aug 8, 2008

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Small Capitalization Equity Portfolio
The Small Capitalization Equity Portfolio
Investment Objective
The investment objective of The Small Capitalization Equity Portfolio is to provide long-term capital appreciation.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Small Capitalization Equity Portfolio HC Advisors Shares, The Small Capitalization Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Small Capitalization Equity Portfolio HC Advisors Shares, The Small Capitalization Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.91%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Small Capitalization Equity Portfolio HC Advisors Shares, The Small Capitalization Equity Portfolio
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 52% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately  $130 million and  $2.97 billion. Companies with a market capitalization between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (17.04)%.

Best quarter: 2nd Qtr. 2003 23.33%

Worst quarter: 4th Qtr. 2008 (26.29)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Small Capitalization Equity Portfolio HC Advisors Shares, The Small Capitalization Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Small Capitalization Equity Portfolio	HC Strategic Shares – Before Taxes		24.46%	3.94%	5.14%
After Taxes on Distributions	The Small Capitalization Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		24.41%	2.88%	4.30%
After Taxes on Distributions and Sale of Portfolio Shares	The Small Capitalization Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		15.97%	3.09%	4.27%
Russell 2000 Index		Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional Small Capitalization Equity Portfolio
The Institutional Small Capitalization Equity Portfolio
Investment Objective
The investment objective of The Institutional Small Capitalization Equity Portfolio is to provide long-term capital appreciation.
Fees and Expenses
The fee table below describes the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional Small Capitalization Equity Portfolio HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Institutional Small Capitalization Equity Portfolio HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.72%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.04%
Total Annual Portfolio Operating Expenses	1.09%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Institutional Small Capitalization Equity Portfolio HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio
1 Year	111
3 Years	347
5 Years	601
10 Years	1,329

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 101% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately  $130 million and  $2.97 billion. Companies with a market capitalization between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Institutional Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.56)%.

Best quarter: 2nd Qtr. 2009 19.99%

Worst quarter: 1st Qtr. 2009 (12.32)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Institutional Small Capitalization Equity Portfolio HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Institutional Small Capitalization Equity Portfolio	HC Strategic Shares – Before Taxes		24.07%	0.98%	Aug 15, 2008
After Taxes on Distributions	The Institutional Small Capitalization Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		24.00%	0.89%	Aug 15, 2008
After Taxes on Distributions and Sale of Portfolio Shares	The Institutional Small Capitalization Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		15.73%	0.81%	Aug 15, 2008
Russell 2000 Index		Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	26.85%	3.19%	Aug 15, 2008

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Real Estate Securities Portfolio
The Real Estate Securities Portfolio
Investment Objective
The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Real Estate Securities Portfolio HC Advisors Shares, The Real Estate Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Real Estate Securities Portfolio HC Advisors Shares, The Real Estate Securities Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.73%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.07%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Real Estate Securities Portfolio HC Advisors Shares, The Real Estate Securities Portfolio
1 Year	109
3 Years	340
5 Years	590
10 Years	1,306

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

• Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 21, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter: 3rd Qtr. 2010 13.04%

Worst quarter: 2nd Qtr. 2010 (5.55)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Real Estate Securities Portfolio HC Advisors Shares, The Real Estate Securities Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Real Estate Securities Portfolio	HC Strategic Shares – Before Taxes		27.68%	39.81%	May 21, 2009
After Taxes on Distributions	The Real Estate Securities Portfolio	HC Strategic Shares – After Taxes on Distributions		25.68%	38.04%	May 21, 2009
After Taxes on Distributions and Sale of Portfolio Shares	The Real Estate Securities Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		18.60%	33.42%	May 21, 2009
The Wilshire US Real Estate Securities Index		The Wilshire US Real Estate Securities Index	(reflects no deduction for fees, expenses or taxes)	29.12%	50.91%	May 21, 2009

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Commodity Returns Strategy Portfolio
The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)
Investment Objective
The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.
Fees and Expenses
The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Commodity Returns Strategy Portfolio HC Advisors Shares, The Commodity Returns Strategy Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Commodity Returns Strategy Portfolio HC Advisors Shares, The Commodity Returns Strategy Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.57%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.97%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Commodity Returns Strategy Portfolio HC Advisors Shares, The Commodity Returns Strategy Portfolio
1 Year	99
3 Years	309
5 Years	536
10 Years	1,190

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

• Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

• Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

• Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

• Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The International Equity Portfolio
The International Equity Portfolio
Investment Objective
The investment objective of The International Equity Portfolio is to maximize total return.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The International Equity Portfolio HC Advisors Shares, The International Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The International Equity Portfolio HC Advisors Shares, The International Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.82%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The International Equity Portfolio HC Advisors Shares, The International Equity Portfolio
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.59)%.

Best quarter: 2nd Qtr. 2009 20.93%

Worst quarter: 3rd Qtr. 2002 (20.59)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The International Equity Portfolio HC Advisors Shares, The International Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The International Equity Portfolio	HC Strategic Shares – Before Taxes		10.54%	2.92%	3.78%
After Taxes on Distributions	The International Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		10.40%	2.16%	3.18%
After Taxes on Distributions and Sale of Portfolio Shares	The International Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		7.38%	2.61%	3.20%
MSCI EAFE Index		MSCI EAFE Index	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional International Equity Portfolio
The Institutional International Equity Portfolio
Investment Objective
The investment objective of The Institutional International Equity Portfolio is to maximize total return.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional International Equity Portfolio HC Advisors Shares, The Institutional International Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Institutional International Equity Portfolio HC Advisors Shares, The Institutional International Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.47%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.84%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Institutional International Equity Portfolio HC Advisors Shares, The Institutional International Equity Portfolio
1 Year	86
3 Years	268
5 Years	466
10 Years	1,037

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 55% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment is securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.20)%.

Best quarter: 3rd Qtr. 2010 16.22%

Worst quarter: 2nd Qtr. 2010 (12.54)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Institutional International Equity Portfolio HC Advisors Shares, The Institutional International Equity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Institutional International Equity Portfolio	HC Strategic Shares – Before Taxes		10.30%	10.43%	Nov 20, 2009
After Taxes on Distributions	The Institutional International Equity Portfolio	HC Strategic Shares – After Taxes on Distributions		10.11%	10.26%	Nov 20, 2009
After Taxes on Distributions and Sale of Portfolio Shares	The Institutional International Equity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		7.20%	8.94%	Nov 20, 2009
MSCI EAFE Index		MSCI EAFE Index	(reflects no deduction for fees, expenses or taxes)	8.21%	8.99%	Nov 20, 2009

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Emerging Markets Portfolio
The Emerging Markets Portfolio
Investment Objective
The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Emerging Markets Portfolio HC Advisors Shares, The Emerging Markets Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Emerging Markets Portfolio HC Advisors Shares, The Emerging Markets Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	1.28%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Emerging Markets Portfolio HC Advisors Shares, The Emerging Markets Portfolio
1 Year	130
3 Years	406
5 Years	702
10 Years	1,545

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter: 3rd Qtr. 2010 18.88%

Worst quarter: 2nd Qtr. 2010 (9.09)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Emerging Markets Portfolio HC Advisors Shares, The Emerging Markets Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Emerging Markets Portfolio	HC Strategic Shares – Before Taxes		18.36%	19.30%	Dec 10, 2009
After Taxes on Distributions	The Emerging Markets Portfolio	HC Strategic Shares – After Taxes on Distributions		17.91%	18.87%	Dec 10, 2009
After Taxes on Distributions and Sale of Portfolio Shares	The Emerging Markets Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		12.15%	16.26%	Dec 10, 2009
MSCI Emerging Markets Index		MSCI Emerging Markets Index	(reflects no deduction for fees, expenses or taxes)	19.20%	20.97%	Dec 10, 2009

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Core Fixed Income Portfolio
The Core Fixed Income Portfolio
Investment Objective
The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Core Fixed Income Portfolio HC Advisors Shares, The Core Fixed Income Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Core Fixed Income Portfolio HC Advisors Shares, The Core Fixed Income Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.22%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.56%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Core Fixed Income Portfolio HC Advisors Shares, The Core Fixed Income Portfolio
1 Year	57
3 Years	179
5 Years	313
10 Years	701

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 684% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests primarily (e.g. at least 80% of its assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issues or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Asset-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• High Yield Bond Risk – Up to 20% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 6.56%.

Best quarter: 3rd Qtr. 2009 4.49%

Worst quarter: 3rd Qtr. 2008 (2.91)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Core Fixed Income Portfolio HC Advisors Shares, The Core Fixed Income Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Core Fixed Income Portfolio	HC Strategic Shares – Before Taxes		6.86%	5.12%	5.35%
After Taxes on Distributions	The Core Fixed Income Portfolio	HC Strategic Shares – After Taxes on Distributions		5.25%	3.40%	3.36%
After Taxes on Distributions and Sale of Portfolio Shares	The Core Fixed Income Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		4.63%	3.37%	3.38%
Barclays Capital U.S. Aggregate Index		Barclays Capital U.S. Aggregate Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Fixed Income Opportunity Portfolio
The Fixed Income Opportunity Portfolio
Investment Objective
The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds”.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Fixed Income Opportunity Portfolio HC Advisors Shares, The Fixed Income Opportunity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Fixed Income Opportunity Portfolio HC Advisors Shares, The Fixed Income Opportunity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.47%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.80%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Fixed Income Opportunity Portfolio HC Advisors Shares, The Fixed Income Opportunity Portfolio
1 Year	82
3 Years	255
5 Years	444
10 Years	990

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 157% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the security will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• High Yield Bond Risk – High yield bonds are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (0.51)%.

Best quarter: 2nd Qtr. 2009 11.28%

Worst quarter: 4th Qtr. 2008 (13.06)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Fixed Income Opportunity Portfolio HC Advisors Shares, The Fixed Income Opportunity Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Ten Years
Before Taxes	The Fixed Income Opportunity Portfolio	HC Strategic Shares – Before Taxes		15.35%		7.16%		5.58%
After Taxes on Distributions	The Fixed Income Opportunity Portfolio	HC Strategic Shares – After Taxes on Distributions		12.03%		4.38%		2.76%
After Taxes on Distributions and Sale of Portfolio Shares	The Fixed Income Opportunity Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		9.84%		4.43%		2.99%
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index		Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index	(reflects no deduction for fees, expenses or taxes)	13.91%	[1]	7.74%	[1]	8.22%	[1]
Credit Suisse High Yield Index		Credit Suisse High Yield Index	(reflects no deduction for fees, expenses or taxes)	14.42%		8.40%		9.11%
[1]	Effective January 1, 2011, the Fixed Income Opportunity Portfolio's benchmark was changed from the Credit Suisse High Yield Index to the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. Relative to other high yield indexes this index is a better representation of our preferred higher quality high yield investment style for the highlighted reasons: 1) The Ba/B carve out of the Index reflects higher quality credits and Portfolio investable universe; 2) Issuer capping methodology is comparable to the Portfolio's investment guidelines; 3) Excludes emerging market bonds; 4) Split ratings are treated the same, in the event of a split rating, the lower ("more conservative") rating is used.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The U.S. Government Fixed Income Securities Portfolio
The U.S. Government Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Shareholder Fees	The U.S. Government Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Government Fixed Income Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The U.S. Government Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Government Fixed Income Securities Portfolio
Management Fees	0.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.51%

Example:
This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The U.S. Government Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Government Fixed Income Securities Portfolio
1 Year	52
3 Years	164
5 Years	285
10 Years	640

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 74% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Shareholder Fees	The U.S. Corporate Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Corporate Fixed Income Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The U.S. Corporate Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Corporate Fixed Income Securities Portfolio
Management Fees	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.61%

Example:
This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The U.S. Corporate Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Corporate Fixed Income Securities Portfolio
1 Year	62
3 Years	195
5 Years	340
10 Years	762

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 128% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio will not invest more than 5% of its assets in the securities of any single issuer or more than 25% of its assets in any one corporate sub-sector. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio, including U.S. Government securities, will decline with changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles. U.S. Government securities can exhibit price movements resulting from changes in interest rates.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Shareholder Fees	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Management Fees	0.22%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.56%

Example:
This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Advisors Shares, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
1 Year	57
3 Years	179
5 Years	313
10 Years	701

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 11% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may also invest in U.S. Treasury and agency securities. Except for Treasury or agency debentures, pass-throughs or REMICs, no more than 5% of the Portfolio’s assets may be invested in the securities of a single issuer. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The Short-Term Municipal Bond Portfolio
The Short-Term Municipal Bond Portfolio
Investment Objective
The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Short-Term Municipal Bond Portfolio HC Advisors Shares, The Short-Term Municipal Bond Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Short-Term Municipal Bond Portfolio HC Advisors Shares, The Short-Term Municipal Bond Portfolio
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses	0.55%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Short-Term Municipal Bond Portfolio HC Advisors Shares, The Short-Term Municipal Bond Portfolio
1 Year	56
3 Years	176
5 Years	307
10 Years	689

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a municipal security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the municipal securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of municipal securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 2.46%.

Best quarter: 4th Qtr. 2008 2.56%

Worst quarter: 4th Qtr. 2010 (0.83)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Short-Term Municipal Bond Portfolio HC Advisors Shares, The Short-Term Municipal Bond Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since	Inception Date
Before Taxes	The Short-Term Municipal Bond Portfolio	HC Strategic Shares – Before Taxes		1.41%	3.49%	Mar 1, 2006
After Taxes on Distributions	The Short-Term Municipal Bond Portfolio	HC Strategic Shares – After Taxes on Distributions		1.39%	3.47%	Mar 1, 2006
After Taxes on Distributions and Sale of Portfolio Shares	The Short-Term Municipal Bond Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		1.78%	3.42%	Mar 1, 2006
BofA Merrill Lynch 1-3 Year Municipal Bond Index		BofA Merrill Lynch 1-3 Year Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	1.29%	3.77%	Mar 1, 2006

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
Investment Objective
The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Intermediate Term Municipal Bond Portfolio HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	The Intermediate Term Municipal Bond Portfolio HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.58%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Intermediate Term Municipal Bond Portfolio HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio
1 Year	59
3 Years	186
5 Years	324
10 Years	726

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 22% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table Performance.
The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31	[1]

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 7.75%.

Best quarter: 3rd Qtr. 2009 6.12%

Worst quarter: 4th Qtr. 2010 (3.36)%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns The Intermediate Term Municipal Bond Portfolio HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Before Taxes	The Intermediate Term Municipal Bond Portfolio	HC Strategic Shares – Before Taxes		3.10%	2.91%	3.84%
After Taxes on Distributions	The Intermediate Term Municipal Bond Portfolio	HC Strategic Shares – After Taxes on Distributions		3.09%	2.77%	3.75%
After Taxes on Distributions and Sale of Portfolio Shares	The Intermediate Term Municipal Bond Portfolio	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares		3.30%	2.95%	3.83%
Barclays Capital 3-15 Year Blend Municipal Bond Index		Barclays Capital 3-15 Year Blend Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	3.14%	4.67%	4.93%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Intermediate Term Municipal Bond II Portfolio
The Intermediate Term Municipal Bond II Portfolio
Investment Objective
The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, as is consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Intermediate Term Municipal Bond II Portfolio HC Advisors Shares, The Intermediate Term Municipal Bond II Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		The Intermediate Term Municipal Bond II Portfolio HC Advisors Shares, The Intermediate Term Municipal Bond II Portfolio
Management Fees		0.18%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.14%
Acquired Fund Fees and Expense		0.04%
Total Annual Portfolio Operating Expenses		0.61%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	The Intermediate Term Municipal Bond II Portfolio HC Advisors Shares, The Intermediate Term Municipal Bond II Portfolio
1 Year	62
3 Years	195
5 Years	340
10 Years	762

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period July 13, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 3% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000934563
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Summary - HC Strategic Shares | The Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Value Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.56)%.

Best quarter: 3rd Qtr. 2009 18.27%

Worst quarter: 4th Qtr. 2008 (22.66)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Value Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.56)%.

Best quarter: 3rd Qtr. 2009 18.27%

Worst quarter: 4th Qtr. 2008 (22.66)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Value Equity Portfolio | HC Strategic Shares, The Value Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.33%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	106
5 Years	rr_ExpenseExampleYear05	185
10 Years	rr_ExpenseExampleYear10	418
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.11%)	[1]
2002	rr_AnnualReturn2002	(21.13%)	[1]
2003	rr_AnnualReturn2003	29.61%	[1]
2004	rr_AnnualReturn2004	12.49%	[1]
2005	rr_AnnualReturn2005	10.40%	[1]
2006	rr_AnnualReturn2006	20.61%	[1]
2007	rr_AnnualReturn2007	3.50%	[1]
2008	rr_AnnualReturn2008	(40.01%)	[1]
2009	rr_AnnualReturn2009	23.48%	[1]
2010	rr_AnnualReturn2010	12.91%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.66%)
The Value Equity Portfolio | HC Advisors Shares, The Value Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.11%)	[1]
2002	rr_AnnualReturn2002	(21.13%)	[1]
2003	rr_AnnualReturn2003	29.61%	[1]
2004	rr_AnnualReturn2004	12.49%	[1]
2005	rr_AnnualReturn2005	10.40%	[1]
2006	rr_AnnualReturn2006	20.61%	[1]
2007	rr_AnnualReturn2007	3.50%	[1]
2008	rr_AnnualReturn2008	(40.01%)	[1]
2009	rr_AnnualReturn2009	23.48%	[1]
2010	rr_AnnualReturn2010	12.91%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.66%)
The Value Equity Portfolio | Before Taxes | HC Strategic Shares, The Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.91%
Five Years	rr_AverageAnnualReturnYear05	0.87%
Ten Years	rr_AverageAnnualReturnYear10	2.53%
The Value Equity Portfolio | Before Taxes | HC Advisors Shares, The Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.91%
Five Years	rr_AverageAnnualReturnYear05	0.87%
Ten Years	rr_AverageAnnualReturnYear10	2.53%
The Value Equity Portfolio | After Taxes on Distributions | HC Strategic Shares, The Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	12.60%
Five Years	rr_AverageAnnualReturnYear05	(0.15%)
Ten Years	rr_AverageAnnualReturnYear10	1.64%
The Value Equity Portfolio | After Taxes on Distributions | HC Advisors Shares, The Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	12.60%
Five Years	rr_AverageAnnualReturnYear05	(0.15%)
Ten Years	rr_AverageAnnualReturnYear10	1.64%
The Value Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	8.76%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	1.92%
The Value Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	8.76%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	1.92%
The Value Equity Portfolio | Russell 1000 Value Index | HC Strategic Shares, The Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.51%
Five Years	rr_AverageAnnualReturnYear05	1.28%
Ten Years	rr_AverageAnnualReturnYear10	3.26%
The Value Equity Portfolio | Russell 1000 Value Index | HC Advisors Shares, The Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.51%
Five Years	rr_AverageAnnualReturnYear05	1.28%
Ten Years	rr_AverageAnnualReturnYear10	3.26%
Summary - HC Strategic Shares | The Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Growth Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Growth Equity Portfolio is to provide capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary consideration.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.38)%.

Best quarter: 4th Qtr. 2001 16.17%

Worst quarter: 4th Qtr. 2008 (23.87)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Growth Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Growth Equity Portfolio is to provide capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary consideration.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.38)%.

Best quarter: 4th Qtr. 2001 16.17%

Worst quarter: 4th Qtr. 2008 (23.87)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Growth Equity Portfolio | HC Strategic Shares, The Growth Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.38%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(19.34%)	[1]
2002	rr_AnnualReturn2002	(29.48%)	[1]
2003	rr_AnnualReturn2003	31.46%	[1]
2004	rr_AnnualReturn2004	8.47%	[1]
2005	rr_AnnualReturn2005	9.82%	[1]
2006	rr_AnnualReturn2006	5.06%	[1]
2007	rr_AnnualReturn2007	10.00%	[1]
2008	rr_AnnualReturn2008	(37.23%)	[1]
2009	rr_AnnualReturn2009	41.82%	[1]
2010	rr_AnnualReturn2010	12.32%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.87%)
The Growth Equity Portfolio | HC Advisors Shares, The Growth Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(19.34%)	[1]
2002	rr_AnnualReturn2002	(29.48%)	[1]
2003	rr_AnnualReturn2003	31.46%	[1]
2004	rr_AnnualReturn2004	8.47%	[1]
2005	rr_AnnualReturn2005	9.82%	[1]
2006	rr_AnnualReturn2006	5.06%	[1]
2007	rr_AnnualReturn2007	10.00%	[1]
2008	rr_AnnualReturn2008	(37.23%)	[1]
2009	rr_AnnualReturn2009	41.82%	[1]
2010	rr_AnnualReturn2010	12.32%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.87%)
The Growth Equity Portfolio | Before Taxes | HC Strategic Shares, The Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.32%
Five Years	rr_AverageAnnualReturnYear05	2.93%
Ten Years	rr_AverageAnnualReturnYear10	0.29%
The Growth Equity Portfolio | Before Taxes | HC Advisors Shares, The Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.32%
Five Years	rr_AverageAnnualReturnYear05	2.93%
Ten Years	rr_AverageAnnualReturnYear10	0.29%
The Growth Equity Portfolio | After Taxes on Distributions | HC Strategic Shares, The Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	12.17%
Five Years	rr_AverageAnnualReturnYear05	2.79%
Ten Years	rr_AverageAnnualReturnYear10	0.13%
The Growth Equity Portfolio | After Taxes on Distributions | HC Advisors Shares, The Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	12.17%
Five Years	rr_AverageAnnualReturnYear05	2.79%
Ten Years	rr_AverageAnnualReturnYear10	0.13%
The Growth Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	8.18%
Five Years	rr_AverageAnnualReturnYear05	2.49%
Ten Years	rr_AverageAnnualReturnYear10	0.18%
The Growth Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	8.18%
Five Years	rr_AverageAnnualReturnYear05	2.49%
Ten Years	rr_AverageAnnualReturnYear10	0.18%
The Growth Equity Portfolio | Russell 1000 Growth Index | HC Strategic Shares, The Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	16.71%
Five Years	rr_AverageAnnualReturnYear05	3.75%
Ten Years	rr_AverageAnnualReturnYear10	0.02%
The Growth Equity Portfolio | Russell 1000 Growth Index | HC Advisors Shares, The Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	16.71%
Five Years	rr_AverageAnnualReturnYear05	3.75%
Ten Years	rr_AverageAnnualReturnYear10	0.02%
Summary - HC Strategic Shares | The Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Small Capitalization Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Small Capitalization Equity Portfolio is to provide long-term capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000®Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately  $130 million and  $2.97 billion. Companies with a market capitalization between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (17.04)%.

Best quarter: 2nd Qtr. 2003 23.33%

Worst quarter: 4th Qtr. 2008 (26.29)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Small Capitalization Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Small Capitalization Equity Portfolio is to provide long-term capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately  $130 million and  $2.97 billion. Companies with a market capitalization between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (17.04)%.

Best quarter: 2nd Qtr. 2003 23.33%

Worst quarter: 4th Qtr. 2008 (26.29)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Small Capitalization Equity Portfolio | HC Strategic Shares, The Small Capitalization Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(2.62%)	[1]
2002	rr_AnnualReturn2002	(25.79%)	[1]
2003	rr_AnnualReturn2003	50.09%	[1]
2004	rr_AnnualReturn2004	13.03%	[1]
2005	rr_AnnualReturn2005	11.02%	[1]
2006	rr_AnnualReturn2006	14.40%	[1]
2007	rr_AnnualReturn2007	6.56%	[1]
2008	rr_AnnualReturn2008	(37.80%)	[1]
2009	rr_AnnualReturn2009	28.55%	[1]
2010	rr_AnnualReturn2010	24.46%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
The Small Capitalization Equity Portfolio | HC Advisors Shares, The Small Capitalization Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(2.62%)	[1]
2002	rr_AnnualReturn2002	(25.79%)	[1]
2003	rr_AnnualReturn2003	50.09%	[1]
2004	rr_AnnualReturn2004	13.03%	[1]
2005	rr_AnnualReturn2005	11.02%	[1]
2006	rr_AnnualReturn2006	14.40%	[1]
2007	rr_AnnualReturn2007	6.56%	[1]
2008	rr_AnnualReturn2008	(37.80%)	[1]
2009	rr_AnnualReturn2009	28.55%	[1]
2010	rr_AnnualReturn2010	24.46%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
The Small Capitalization Equity Portfolio | Before Taxes | HC Strategic Shares, The Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	24.46%
Five Years	rr_AverageAnnualReturnYear05	3.94%
Ten Years	rr_AverageAnnualReturnYear10	5.14%
The Small Capitalization Equity Portfolio | Before Taxes | HC Advisors Shares, The Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	24.46%
Five Years	rr_AverageAnnualReturnYear05	3.94%
Ten Years	rr_AverageAnnualReturnYear10	5.14%
The Small Capitalization Equity Portfolio | After Taxes on Distributions | HC Strategic Shares, The Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	24.41%
Five Years	rr_AverageAnnualReturnYear05	2.88%
Ten Years	rr_AverageAnnualReturnYear10	4.30%
The Small Capitalization Equity Portfolio | After Taxes on Distributions | HC Advisors Shares, The Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	24.41%
Five Years	rr_AverageAnnualReturnYear05	2.88%
Ten Years	rr_AverageAnnualReturnYear10	4.30%
The Small Capitalization Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	15.97%
Five Years	rr_AverageAnnualReturnYear05	3.09%
Ten Years	rr_AverageAnnualReturnYear10	4.27%
The Small Capitalization Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	15.97%
Five Years	rr_AverageAnnualReturnYear05	3.09%
Ten Years	rr_AverageAnnualReturnYear10	4.27%
The Small Capitalization Equity Portfolio | Russell 2000 Index | HC Strategic Shares, The Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
The Small Capitalization Equity Portfolio | Russell 2000 Index | HC Advisors Shares, The Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Summary - HC Strategic Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Real Estate Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

• Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 20, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter: 3rd Qtr. 2010 13.04%

Worst quarter: 2nd Qtr. 2010 (5.55)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - Institutional Portfolios HC Strategic Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Real Estate Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”).

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

• Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 21, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 21, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter: 3rd Qtr. 2010 13.04%

Worst quarter: 2nd Qtr. 2010 (5.55)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Real Estate Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

• Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 21, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 21, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter: 3rd Qtr. 2010 13.04%

Worst quarter: 2nd Qtr. 2010 (5.55)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Real Estate Securities Portfolio | HC Strategic Shares, The Real Estate Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.73%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
Year-by-Year Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	27.68%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.55%)
The Real Estate Securities Portfolio | HC Advisors Shares, The Real Estate Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
Year-by-Year Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	27.68%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.55%)
The Real Estate Securities Portfolio | Before Taxes | HC Strategic Shares, The Real Estate Securities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Real Estate Securities Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	27.68%
Since	rr_AverageAnnualReturnSinceInception	39.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
The Real Estate Securities Portfolio | Before Taxes | HC Advisors Shares, The Real Estate Securities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Real Estate Securities Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	27.68%
Since	rr_AverageAnnualReturnSinceInception	39.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
The Real Estate Securities Portfolio | After Taxes on Distributions | HC Strategic Shares, The Real Estate Securities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Real Estate Securities Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	25.68%
Since	rr_AverageAnnualReturnSinceInception	38.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
The Real Estate Securities Portfolio | After Taxes on Distributions | HC Advisors Shares, The Real Estate Securities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Real Estate Securities Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	25.68%
Since	rr_AverageAnnualReturnSinceInception	38.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
The Real Estate Securities Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Real Estate Securities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Real Estate Securities Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	18.60%
Since	rr_AverageAnnualReturnSinceInception	33.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
The Real Estate Securities Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Real Estate Securities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Real Estate Securities Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	18.60%
Since	rr_AverageAnnualReturnSinceInception	33.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
The Real Estate Securities Portfolio | The Wilshire US Real Estate Securities Index | HC Strategic Shares, The Real Estate Securities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Wilshire US Real Estate Securities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	29.12%
Since	rr_AverageAnnualReturnSinceInception	50.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
The Real Estate Securities Portfolio | The Wilshire US Real Estate Securities Index | HC Advisors Shares, The Real Estate Securities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Wilshire US Real Estate Securities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	29.12%
Since	rr_AverageAnnualReturnSinceInception	50.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
Summary - HC Strategic Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

• Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

• Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

• Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

• Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Summary - Institutional Portfolios HC Strategic Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

• Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

• Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

• Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

• Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Summary - HC Advisors Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

• Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

• Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

• Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

• Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

• Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

• Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The Commodity Returns Strategy Portfolio | HC Strategic Shares, The Commodity Returns Strategy Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.57%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
The Commodity Returns Strategy Portfolio | HC Advisors Shares, The Commodity Returns Strategy Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
Summary - HC Strategic Shares | The International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The International Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The International Equity Portfolio is to maximize total return.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.59)%.

Best quarter: 2nd Qtr. 2009 20.93%

Worst quarter: 3rd Qtr. 2002 (20.59)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The International Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The International Equity Portfolio is to maximize total return.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.59)%.

Best quarter: 2nd Qtr. 2009 20.93%

Worst quarter: 3rd Qtr. 2002 (20.59)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The International Equity Portfolio | HC Strategic Shares, The International Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.57%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	714
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(15.91%)	[1]
2002	rr_AnnualReturn2002	(16.93%)	[1]
2003	rr_AnnualReturn2003	32.73%	[1]
2004	rr_AnnualReturn2004	15.31%	[1]
2005	rr_AnnualReturn2005	17.36%	[1]
2006	rr_AnnualReturn2006	21.24%	[1]
2007	rr_AnnualReturn2007	15.69%	[1]
2008	rr_AnnualReturn2008	(43.03%)	[1]
2009	rr_AnnualReturn2009	30.70%	[1]
2010	rr_AnnualReturn2010	10.54%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.59%)
The International Equity Portfolio | HC Advisors Shares, The International Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(15.91%)	[1]
2002	rr_AnnualReturn2002	(16.93%)	[1]
2003	rr_AnnualReturn2003	32.73%	[1]
2004	rr_AnnualReturn2004	15.31%	[1]
2005	rr_AnnualReturn2005	17.36%	[1]
2006	rr_AnnualReturn2006	21.24%	[1]
2007	rr_AnnualReturn2007	15.69%	[1]
2008	rr_AnnualReturn2008	(43.03%)	[1]
2009	rr_AnnualReturn2009	30.70%	[1]
2010	rr_AnnualReturn2010	10.54%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.59%)
The International Equity Portfolio | Before Taxes | HC Strategic Shares, The International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.54%
Five Years	rr_AverageAnnualReturnYear05	2.92%
Ten Years	rr_AverageAnnualReturnYear10	3.78%
The International Equity Portfolio | Before Taxes | HC Advisors Shares, The International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.54%
Five Years	rr_AverageAnnualReturnYear05	2.92%
Ten Years	rr_AverageAnnualReturnYear10	3.78%
The International Equity Portfolio | After Taxes on Distributions | HC Strategic Shares, The International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	10.40%
Five Years	rr_AverageAnnualReturnYear05	2.16%
Ten Years	rr_AverageAnnualReturnYear10	3.18%
The International Equity Portfolio | After Taxes on Distributions | HC Advisors Shares, The International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	10.40%
Five Years	rr_AverageAnnualReturnYear05	2.16%
Ten Years	rr_AverageAnnualReturnYear10	3.18%
The International Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	7.38%
Five Years	rr_AverageAnnualReturnYear05	2.61%
Ten Years	rr_AverageAnnualReturnYear10	3.20%
The International Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	7.38%
Five Years	rr_AverageAnnualReturnYear05	2.61%
Ten Years	rr_AverageAnnualReturnYear10	3.20%
The International Equity Portfolio | MSCI EAFE Index | HC Strategic Shares, The International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	8.21%
Five Years	rr_AverageAnnualReturnYear05	2.94%
Ten Years	rr_AverageAnnualReturnYear10	3.94%
The International Equity Portfolio | MSCI EAFE Index | HC Advisors Shares, The International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	8.21%
Five Years	rr_AverageAnnualReturnYear05	2.94%
Ten Years	rr_AverageAnnualReturnYear10	3.94%
Summary - HC Strategic Shares | The Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter: 3rd Qtr. 2010 18.88%

Worst quarter: 2nd Qtr. 2010 (9.09)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - Institutional Portfolios HC Strategic Shares | The Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies

.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter: 3rd Qtr. 2010 18.88%

Worst quarter: 2nd Qtr. 2010 (9.09)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter: 3rd Qtr. 2010 18.88%

Worst quarter: 2nd Qtr. 2010 (9.09)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Emerging Markets Portfolio | HC Strategic Shares, The Emerging Markets Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Year-by-Year Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	18.36%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.09%)
The Emerging Markets Portfolio | HC Advisors Shares, The Emerging Markets Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
Year-by-Year Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	18.36%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.09%)
The Emerging Markets Portfolio | Before Taxes | HC Strategic Shares, The Emerging Markets Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Emerging Markets Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	18.36%
Since	rr_AverageAnnualReturnSinceInception	19.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2009
The Emerging Markets Portfolio | Before Taxes | HC Advisors Shares, The Emerging Markets Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Emerging Markets Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	18.36%
Since	rr_AverageAnnualReturnSinceInception	19.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2009
The Emerging Markets Portfolio | After Taxes on Distributions | HC Strategic Shares, The Emerging Markets Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Emerging Markets Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	17.91%
Since	rr_AverageAnnualReturnSinceInception	18.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2009
The Emerging Markets Portfolio | After Taxes on Distributions | HC Advisors Shares, The Emerging Markets Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Emerging Markets Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	17.91%
Since	rr_AverageAnnualReturnSinceInception	18.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2009
The Emerging Markets Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Emerging Markets Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Emerging Markets Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	12.15%
Since	rr_AverageAnnualReturnSinceInception	16.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2009
The Emerging Markets Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Emerging Markets Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Emerging Markets Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	12.15%
Since	rr_AverageAnnualReturnSinceInception	16.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2009
The Emerging Markets Portfolio | MSCI Emerging Markets Index | HC Strategic Shares, The Emerging Markets Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	19.20%
Since	rr_AverageAnnualReturnSinceInception	20.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2009
The Emerging Markets Portfolio | MSCI Emerging Markets Index | HC Advisors Shares, The Emerging Markets Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	19.20%
Since	rr_AverageAnnualReturnSinceInception	20.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2009
Summary - HC Strategic Shares | The Short-Term Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Short-Term Municipal Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.”
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a municipal security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the municipal securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of municipal securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 2.46%.

Best quarter: 4th Qtr. 2008 2.56%

Worst quarter: 4th Qtr. 2010 (0.83)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Short-Term Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Short-Term Municipal Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.”
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a municipal security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the municipal securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of municipal securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 2.46%.

Best quarter: 4th Qtr. 2008 2.56%

Worst quarter: 4th Qtr. 2010 (0.83)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Short-Term Municipal Bond Portfolio | HC Strategic Shares, The Short-Term Municipal Bond Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.30%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	381
Year-by-Year Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	4.23%	[1]
2008	rr_AnnualReturn2008	4.70%	[1]
2009	rr_AnnualReturn2009	4.12%	[1]
2010	rr_AnnualReturn2010	1.41%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.83%)
The Short-Term Municipal Bond Portfolio | HC Advisors Shares, The Short-Term Municipal Bond Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
Year-by-Year Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	4.23%	[1]
2008	rr_AnnualReturn2008	4.70%	[1]
2009	rr_AnnualReturn2009	4.12%	[1]
2010	rr_AnnualReturn2010	1.41%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.83%)
The Short-Term Municipal Bond Portfolio | Before Taxes | HC Strategic Shares, The Short-Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Short-Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	1.41%
Since	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
The Short-Term Municipal Bond Portfolio | Before Taxes | HC Advisors Shares, The Short-Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Short-Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	1.41%
Since	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
The Short-Term Municipal Bond Portfolio | After Taxes on Distributions | HC Strategic Shares, The Short-Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Short-Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	1.39%
Since	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
The Short-Term Municipal Bond Portfolio | After Taxes on Distributions | HC Advisors Shares, The Short-Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Short-Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	1.39%
Since	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
The Short-Term Municipal Bond Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Short-Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Short-Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	1.78%
Since	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
The Short-Term Municipal Bond Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Short-Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Short-Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	1.78%
Since	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
The Short-Term Municipal Bond Portfolio | BofA Merrill Lynch 1-3 Year Municipal Bond Index | HC Strategic Shares, The Short-Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	1.29%
Since	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
The Short-Term Municipal Bond Portfolio | BofA Merrill Lynch 1-3 Year Municipal Bond Index | HC Advisors Shares, The Short-Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	1.29%
Since	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Summary - HC Strategic Shares | The Intermediate Term Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Intermediate Term Municipal Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 7.75%.

Best quarter: 3rd Qtr. 2009 6.12%

Worst quarter: 4th Qtr. 2010 (3.36)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Intermediate Term Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Intermediate Term Municipal Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 7.75%.

Best quarter: 3rd Qtr. 2009 6.12%

Worst quarter: 4th Qtr. 2010 (3.36)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Intermediate Term Municipal Bond Portfolio | HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.33%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	106
5 Years	rr_ExpenseExampleYear05	185
10 Years	rr_ExpenseExampleYear10	418
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	5.30%	[1]
2002	rr_AnnualReturn2002	7.95%	[1]
2003	rr_AnnualReturn2003	4.45%	[1]
2004	rr_AnnualReturn2004	3.65%	[1]
2005	rr_AnnualReturn2005	2.60%	[1]
2006	rr_AnnualReturn2006	3.91%	[1]
2007	rr_AnnualReturn2007	3.27%	[1]
2008	rr_AnnualReturn2008	(4.80%)	[1]
2009	rr_AnnualReturn2009	9.58%	[1]
2010	rr_AnnualReturn2010	3.10%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
The Intermediate Term Municipal Bond Portfolio | HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	5.30%	[1]
2002	rr_AnnualReturn2002	7.95%	[1]
2003	rr_AnnualReturn2003	4.45%	[1]
2004	rr_AnnualReturn2004	3.65%	[1]
2005	rr_AnnualReturn2005	2.60%	[1]
2006	rr_AnnualReturn2006	3.91%	[1]
2007	rr_AnnualReturn2007	3.27%	[1]
2008	rr_AnnualReturn2008	(4.80%)	[1]
2009	rr_AnnualReturn2009	9.58%	[1]
2010	rr_AnnualReturn2010	3.10%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
The Intermediate Term Municipal Bond Portfolio | Before Taxes | HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Intermediate Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	3.10%
Five Years	rr_AverageAnnualReturnYear05	2.91%
Ten Years	rr_AverageAnnualReturnYear10	3.84%
The Intermediate Term Municipal Bond Portfolio | Before Taxes | HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Intermediate Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	3.10%
Five Years	rr_AverageAnnualReturnYear05	2.91%
Ten Years	rr_AverageAnnualReturnYear10	3.84%
The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions | HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Intermediate Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	3.09%
Five Years	rr_AverageAnnualReturnYear05	2.77%
Ten Years	rr_AverageAnnualReturnYear10	3.75%
The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions | HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Intermediate Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	3.09%
Five Years	rr_AverageAnnualReturnYear05	2.77%
Ten Years	rr_AverageAnnualReturnYear10	3.75%
The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Intermediate Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	3.30%
Five Years	rr_AverageAnnualReturnYear05	2.95%
Ten Years	rr_AverageAnnualReturnYear10	3.83%
The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Intermediate Term Municipal Bond Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	3.30%
Five Years	rr_AverageAnnualReturnYear05	2.95%
Ten Years	rr_AverageAnnualReturnYear10	3.83%
The Intermediate Term Municipal Bond Portfolio | Barclays Capital 3-15 Year Blend Municipal Bond Index | HC Strategic Shares, The Intermediate Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 3-15 Year Blend Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	3.14%
Five Years	rr_AverageAnnualReturnYear05	4.67%
Ten Years	rr_AverageAnnualReturnYear10	4.93%
The Intermediate Term Municipal Bond Portfolio | Barclays Capital 3-15 Year Blend Municipal Bond Index | HC Advisors Shares, The Intermediate Term Municipal Bond Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 3-15 Year Blend Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	3.14%
Five Years	rr_AverageAnnualReturnYear05	4.67%
Ten Years	rr_AverageAnnualReturnYear10	4.93%
Summary - HC Strategic Shares | The Intermediate Term Municipal Bond II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Intermediate Term Municipal Bond II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period July 13, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Summary - HC Advisors Shares | The Intermediate Term Municipal Bond II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Intermediate Term Municipal Bond II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, as is consistent with the preservation of capital.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period July 13, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The Intermediate Term Municipal Bond II Portfolio | HC Strategic Shares, The Intermediate Term Municipal Bond II Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.36%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	116
5 Years	rr_ExpenseExampleYear05	202
10 Years	rr_ExpenseExampleYear10	456
The Intermediate Term Municipal Bond II Portfolio | HC Advisors Shares, The Intermediate Term Municipal Bond II Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.61%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Summary - Institutional Portfolios HC Strategic Shares | The Institutional Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional Value Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. The Portfolio may also invest in equity securities of mid capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.30)%.

Best quarter: 3rd Qtr. 2009 18.31%

Worst quarter: 1st Qtr. 2009 (14.18)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Institutional Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional Value Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the "mid cap" range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.30)%.

Best quarter: 3rd Qtr. 2009 18.31%

Worst quarter: 1st Qtr. 2009 (14.18)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional Value Equity Portfolio | HC Strategic Shares, The Institutional Value Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.35%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
Year-by-Year Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	23.03%	[1]
2010	rr_AnnualReturn2010	14.09%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.18%)
The Institutional Value Equity Portfolio | HC Advisors Shares, The Institutional Value Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Year-by-Year Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	23.03%	[1]
2010	rr_AnnualReturn2010	14.09%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.18%)
The Institutional Value Equity Portfolio | Before Taxes | HC Strategic Shares, The Institutional Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– Before Taxes
One Year	rr_AverageAnnualReturnYear01	14.09%
Since	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
The Institutional Value Equity Portfolio | Before Taxes | HC Advisors Shares, The Institutional Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	14.09%
Since	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
The Institutional Value Equity Portfolio | After Taxes on Distributions | HC Strategic Shares, The Institutional Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	13.84%
Since	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
The Institutional Value Equity Portfolio | After Taxes on Distributions | HC Advisors Shares, The Institutional Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	13.84%
Since	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
The Institutional Value Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Institutional Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	9.45%
Since	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
The Institutional Value Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Institutional Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Value Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	9.45%
Since	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
The Institutional Value Equity Portfolio | Russell 1000 Value Index | HC Strategic Shares, The Institutional Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.51%
Since	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
The Institutional Value Equity Portfolio | Russell 1000 Value Index | HC Advisors Shares, The Institutional Value Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.51%
Since	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
Summary - Institutional Portfolios HC Strategic Shares | The Institutional Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional Growth Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary consideration.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (6.31)%.

Best quarter: 2nd Qtr. 2009 15.01%

Worst quarter: 2nd Qtr. 2010 (12.58)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Institutional Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional Growth Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary consideration.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks associated with an investment in this Portfolio are:

• Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (6.31)%.

Best quarter: 2nd Qtr. 2009 15.01%

Worst quarter: 2nd Qtr. 2010 (12.58)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional Growth Equity Portfolio | HC Strategic Shares, The Institutional Growth Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.38%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Year-by-Year Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	41.51%	[1]
2010	rr_AnnualReturn2010	13.27%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.58%)
The Institutional Growth Equity Portfolio | HC Advisors Shares, The Institutional Growth Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Year-by-Year Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	41.51%	[1]
2010	rr_AnnualReturn2010	13.27%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.58%)
The Institutional Growth Equity Portfolio | Before Taxes | HC Strategic Shares, The Institutional Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– Before Taxes
One Year	rr_AverageAnnualReturnYear01	13.27%
Since	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2008
The Institutional Growth Equity Portfolio | Before Taxes | HC Advisors Shares, The Institutional Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	13.27%
Since	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2008
The Institutional Growth Equity Portfolio | After Taxes on Distributions | HC Strategic Shares, The Institutional Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	13.15%
Since	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2008
The Institutional Growth Equity Portfolio | After Taxes on Distributions | HC Advisors Shares, The Institutional Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	13.15%
Since	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2008
The Institutional Growth Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Institutional Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	8.76%
Since	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2008
The Institutional Growth Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Institutional Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Growth Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	8.76%
Since	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2008
The Institutional Growth Equity Portfolio | Russell 1000 Growth Index | HC Strategic Shares, The Institutional Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	16.71%
Since	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2008
The Institutional Growth Equity Portfolio | Russell 1000 Growth Index | HC Advisors Shares, The Institutional Growth Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	16.71%
Since	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2008
Summary - Institutional Portfolios HC Strategic Shares | The Institutional Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional Small Capitalization Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional Small Capitalization Equity Portfolio is to provide long-term capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell® 2000 Index was between approximately  $130 million and  $2.97 billion. Companies with a market capitalization between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk — The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.56)%.

Best quarter: 2nd Qtr. 2009 19.99%

Worst quarter: 1st Qtr. 2009 (12.32)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Institutional Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional Small Capitalization Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional Small Capitalization Equity Portfolio is to provide long-term capital appreciation.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately  $130 million and  $2.97 billion. Companies with a market capitalization between  $4.1 billion and  $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

• Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.56)%.

Best quarter: 2nd Qtr. 2009 19.99%

Worst quarter: 1st Qtr. 2009 (12.32)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional Small Capitalization Equity Portfolio | HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Year-by-Year Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	27.34%	[1]
2010	rr_AnnualReturn2010	24.07%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.32%)
The Institutional Small Capitalization Equity Portfolio | HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
Year-by-Year Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	27.34%	[1]
2010	rr_AnnualReturn2010	24.07%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.32%)
The Institutional Small Capitalization Equity Portfolio | Before Taxes | HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– Before Taxes
One Year	rr_AverageAnnualReturnYear01	24.07%
Since	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2008
The Institutional Small Capitalization Equity Portfolio | Before Taxes | HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	24.07%
Since	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2008
The Institutional Small Capitalization Equity Portfolio | After Taxes on Distributions | HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	24.00%
Since	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2008
The Institutional Small Capitalization Equity Portfolio | After Taxes on Distributions | HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	24.00%
Since	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2008
The Institutional Small Capitalization Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	– After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	15.73%
Since	rr_AverageAnnualReturnSinceInception	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2008
The Institutional Small Capitalization Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional Small Capitalization Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	15.73%
Since	rr_AverageAnnualReturnSinceInception	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2008
The Institutional Small Capitalization Equity Portfolio | Russell 2000 Index | HC Strategic Shares, The Institutional Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	26.85%
Since	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2008
The Institutional Small Capitalization Equity Portfolio | Russell 2000 Index | HC Advisors Shares, The Institutional Small Capitalization Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	26.85%
Since	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2008
Summary - Institutional Portfolios HC Strategic Shares | The Institutional International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional International Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional International Equity Portfolio is to maximize total return.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk — A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.20)%.

Best quarter: 3rd Qtr. 2010 16.22%

Worst quarter: 2nd Qtr. 2010 (12.54)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Institutional International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional International Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional International Equity Portfolio is to maximize total return.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment is securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

• Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

• Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

• Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.20)%.

Best quarter: 3rd Qtr. 2010 16.22%

Worst quarter: 2nd Qtr. 2010 (12.54)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Institutional International Equity Portfolio | HC Strategic Shares, The Institutional International Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.47%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
Year-by-Year Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	10.30%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.54%)
The Institutional International Equity Portfolio | HC Advisors Shares, The Institutional International Equity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Year-by-Year Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	10.30%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.54%)
The Institutional International Equity Portfolio | Before Taxes | HC Strategic Shares, The Institutional International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.30%
Since	rr_AverageAnnualReturnSinceInception	10.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
The Institutional International Equity Portfolio | Before Taxes | HC Advisors Shares, The Institutional International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.30%
Since	rr_AverageAnnualReturnSinceInception	10.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
The Institutional International Equity Portfolio | After Taxes on Distributions | HC Strategic Shares, The Institutional International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	10.11%
Since	rr_AverageAnnualReturnSinceInception	10.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
The Institutional International Equity Portfolio | After Taxes on Distributions | HC Advisors Shares, The Institutional International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	10.11%
Since	rr_AverageAnnualReturnSinceInception	10.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
The Institutional International Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Institutional International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	7.20%
Since	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
The Institutional International Equity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Institutional International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Institutional International Equity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	7.20%
Since	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
The Institutional International Equity Portfolio | MSCI EAFE Index | HC Strategic Shares, The Institutional International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	8.21%
Since	rr_AverageAnnualReturnSinceInception	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
The Institutional International Equity Portfolio | MSCI EAFE Index | HC Advisors Shares, The Institutional International Equity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	8.21%
Since	rr_AverageAnnualReturnSinceInception	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
Summary - Institutional Portfolios HC Strategic Shares | The Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Core Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 684% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	684.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issues or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Asset-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• High Yield Bond Risk – Up to 20% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 6.56%.

Best quarter: 3rd Qtr. 2009 4.49%

Worst quarter: 3rd Qtr. 2008 (2.91)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Core Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 684% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	684.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily (e.g. at least 80% of its assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issues or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests primarily (e.g. at least 80% of its assets) in a diversified portfolio of fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Asset-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• High Yield Bond Risk – Up to 20% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 6.56%.

Best quarter: 3rd Qtr. 2009 4.49%

Worst quarter: 3rd Qtr. 2008 (2.91)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Core Fixed Income Portfolio | HC Strategic Shares, The Core Fixed Income Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.31%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	393
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	10.03%	[1]
2002	rr_AnnualReturn2002	7.97%	[1]
2003	rr_AnnualReturn2003	3.46%	[1]
2004	rr_AnnualReturn2004	4.32%	[1]
2005	rr_AnnualReturn2005	2.36%	[1]
2006	rr_AnnualReturn2006	3.97%	[1]
2007	rr_AnnualReturn2007	6.82%	[1]
2008	rr_AnnualReturn2008	(0.67%)	[1]
2009	rr_AnnualReturn2009	8.89%	[1]
2010	rr_AnnualReturn2010	6.86%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
The Core Fixed Income Portfolio | HC Advisors Shares, The Core Fixed Income Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.22%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.56%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	10.03%	[1]
2002	rr_AnnualReturn2002	7.97%	[1]
2003	rr_AnnualReturn2003	3.46%	[1]
2004	rr_AnnualReturn2004	4.32%	[1]
2005	rr_AnnualReturn2005	2.36%	[1]
2006	rr_AnnualReturn2006	3.97%	[1]
2007	rr_AnnualReturn2007	6.82%	[1]
2008	rr_AnnualReturn2008	(0.67%)	[1]
2009	rr_AnnualReturn2009	8.89%	[1]
2010	rr_AnnualReturn2010	6.86%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
The Core Fixed Income Portfolio | Before Taxes | HC Strategic Shares, The Core Fixed Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Core Fixed Income Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	6.86%
Five Years	rr_AverageAnnualReturnYear05	5.12%
Ten Years	rr_AverageAnnualReturnYear10	5.35%
The Core Fixed Income Portfolio | Before Taxes | HC Advisors Shares, The Core Fixed Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Core Fixed Income Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	6.86%
Five Years	rr_AverageAnnualReturnYear05	5.12%
Ten Years	rr_AverageAnnualReturnYear10	5.35%
The Core Fixed Income Portfolio | After Taxes on Distributions | HC Strategic Shares, The Core Fixed Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Core Fixed Income Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	5.25%
Five Years	rr_AverageAnnualReturnYear05	3.40%
Ten Years	rr_AverageAnnualReturnYear10	3.36%
The Core Fixed Income Portfolio | After Taxes on Distributions | HC Advisors Shares, The Core Fixed Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Core Fixed Income Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	5.25%
Five Years	rr_AverageAnnualReturnYear05	3.40%
Ten Years	rr_AverageAnnualReturnYear10	3.36%
The Core Fixed Income Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Core Fixed Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Core Fixed Income Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Years	rr_AverageAnnualReturnYear05	3.37%
Ten Years	rr_AverageAnnualReturnYear10	3.38%
The Core Fixed Income Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Core Fixed Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Core Fixed Income Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Years	rr_AverageAnnualReturnYear05	3.37%
Ten Years	rr_AverageAnnualReturnYear10	3.38%
The Core Fixed Income Portfolio | Barclays Capital U.S. Aggregate Index | HC Strategic Shares, The Core Fixed Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
The Core Fixed Income Portfolio | Barclays Capital U.S. Aggregate Index | HC Advisors Shares, The Core Fixed Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Summary - Institutional Portfolios HC Strategic Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Fixed Income Opportunity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds”.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of assets) in a portfolio of fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the security will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• High Yield Bond Risk – High yield bonds are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (0.51)%.

Best quarter: 2nd Qtr. 2009 11.28%

Worst quarter: 4th Qtr. 2008 (13.06)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Summary - HC Advisors Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Fixed Income Opportunity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds”.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of assets) in a portfolio of fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the security will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

• Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

• Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

• High Yield Bond Risk – High yield bonds are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

• Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Portfolio.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (0.51)%.

Best quarter: 2nd Qtr. 2009 11.28%

Worst quarter: 4th Qtr. 2008 (13.06)%

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
The Fixed Income Opportunity Portfolio | HC Strategic Shares, The Fixed Income Opportunity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.47%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.34%)	[1]
2002	rr_AnnualReturn2002	(5.18%)	[1]
2003	rr_AnnualReturn2003	23.01%	[1]
2004	rr_AnnualReturn2004	7.80%	[1]
2005	rr_AnnualReturn2005	1.32%	[1]
2006	rr_AnnualReturn2006	7.96%	[1]
2007	rr_AnnualReturn2007	3.07%	[1]
2008	rr_AnnualReturn2008	(18.94%)	[1]
2009	rr_AnnualReturn2009	35.77%	[1]
2010	rr_AnnualReturn2010	15.35%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.06%)
The Fixed Income Opportunity Portfolio | HC Advisors Shares, The Fixed Income Opportunity Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
Year-by-Year Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.34%)	[1]
2002	rr_AnnualReturn2002	(5.18%)	[1]
2003	rr_AnnualReturn2003	23.01%	[1]
2004	rr_AnnualReturn2004	7.80%	[1]
2005	rr_AnnualReturn2005	1.32%	[1]
2006	rr_AnnualReturn2006	7.96%	[1]
2007	rr_AnnualReturn2007	3.07%	[1]
2008	rr_AnnualReturn2008	(18.94%)	[1]
2009	rr_AnnualReturn2009	35.77%	[1]
2010	rr_AnnualReturn2010	15.35%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.06%)
The Fixed Income Opportunity Portfolio | Before Taxes | HC Strategic Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fixed Income Opportunity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	15.35%
Five Years	rr_AverageAnnualReturnYear05	7.16%
Ten Years	rr_AverageAnnualReturnYear10	5.58%
The Fixed Income Opportunity Portfolio | Before Taxes | HC Advisors Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fixed Income Opportunity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – Before Taxes
One Year	rr_AverageAnnualReturnYear01	15.35%
Five Years	rr_AverageAnnualReturnYear05	7.16%
Ten Years	rr_AverageAnnualReturnYear10	5.58%
The Fixed Income Opportunity Portfolio | After Taxes on Distributions | HC Strategic Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fixed Income Opportunity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	12.03%
Five Years	rr_AverageAnnualReturnYear05	4.38%
Ten Years	rr_AverageAnnualReturnYear10	2.76%
The Fixed Income Opportunity Portfolio | After Taxes on Distributions | HC Advisors Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fixed Income Opportunity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	12.03%
Five Years	rr_AverageAnnualReturnYear05	4.38%
Ten Years	rr_AverageAnnualReturnYear10	2.76%
The Fixed Income Opportunity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fixed Income Opportunity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	9.84%
Five Years	rr_AverageAnnualReturnYear05	4.43%
Ten Years	rr_AverageAnnualReturnYear10	2.99%
The Fixed Income Opportunity Portfolio | After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fixed Income Opportunity Portfolio
Label	rr_AverageAnnualReturnLabel	HC Strategic Shares – After Taxes on Distributions and Sale of Portfolio Shares
One Year	rr_AverageAnnualReturnYear01	9.84%
Five Years	rr_AverageAnnualReturnYear05	4.43%
Ten Years	rr_AverageAnnualReturnYear10	2.99%
The Fixed Income Opportunity Portfolio | Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index | HC Strategic Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	13.91%	[3]
Five Years	rr_AverageAnnualReturnYear05	7.74%	[3]
Ten Years	rr_AverageAnnualReturnYear10	8.22%	[3]
The Fixed Income Opportunity Portfolio | Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index | HC Advisors Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	13.91%	[3]
Five Years	rr_AverageAnnualReturnYear05	7.74%	[3]
Ten Years	rr_AverageAnnualReturnYear10	8.22%	[3]
The Fixed Income Opportunity Portfolio | Credit Suisse High Yield Index | HC Strategic Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Credit Suisse High Yield Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	14.42%
Five Years	rr_AverageAnnualReturnYear05	8.40%
Ten Years	rr_AverageAnnualReturnYear10	9.11%
The Fixed Income Opportunity Portfolio | Credit Suisse High Yield Index | HC Advisors Shares, The Fixed Income Opportunity Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Credit Suisse High Yield Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	14.42%
Five Years	rr_AverageAnnualReturnYear05	8.40%
Ten Years	rr_AverageAnnualReturnYear10	9.11%
Summary - Institutional Portfolios HC Strategic Shares | The U.S. Government Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The U.S. Government Fixed Income Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. [The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index.]

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Summary - HC Advisors Shares | The U.S. Government Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The U.S. Government Fixed Income Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The U.S. Government Fixed Income Securities Portfolio | HC Strategic Shares, The U.S. Government Fixed Income Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.26%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	84
5 Years	rr_ExpenseExampleYear05	146
10 Years	rr_ExpenseExampleYear10	331
The U.S. Government Fixed Income Securities Portfolio | HC Advisors Shares, The U.S. Government Fixed Income Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.51%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	640
Summary - Institutional Portfolios HC Strategic Shares | The U.S. Corporate Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The U.S. Corporate Fixed Income Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio will not invest more than 5% of its assets in the securities of any single issuer or more than 25% of its assets in any one corporate sub-sector. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio, including U.S. Government securities, will decline with changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles. U.S. Government securities can exhibit price movements resulting from changes in interest rates.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Summary - HC Advisors Shares | The U.S. Corporate Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The U.S. Corporate Fixed Income Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio will not invest more than 5% of its assets in the securities of any single issuer or more than 25% of its assets in any one corporate sub-sector. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio, including U.S. Government securities, will decline with changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles. U.S. Government securities can exhibit price movements resulting from changes in interest rates.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The U.S. Corporate Fixed Income Securities Portfolio | HC Strategic Shares, The U.S. Corporate Fixed Income Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.36%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	116
5 Years	rr_ExpenseExampleYear05	202
10 Years	rr_ExpenseExampleYear10	456
The U.S. Corporate Fixed Income Securities Portfolio | HC Advisors Shares, The U.S. Corporate Fixed Income Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.61%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Summary - Institutional Portfolios HC Strategic Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may also invest in U.S. Treasury and agency securities. Except for Treasury or agency debentures, pass-throughs or REMICs, no more than 5% of the Portfolio’s assets may be invested in the securities of a single issuer. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Summary - HC Advisors Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.
Fees and Expenses	hct934563_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	hct934563_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may also invest in U.S. Treasury and agency securities. Except for Treasury or agency debentures, pass-throughs or REMICs, no more than 5% of the Portfolio’s assets may be invested in the securities of a single issuer. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

• Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

• Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

• Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

• Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Performance	hct934563_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | HC Strategic Shares, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.31%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	393
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | HC Advisors Shares, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.22%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.56%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Effective January 1, 2011, the Fixed Income Opportunity Portfolio's benchmark was changed from the Credit Suisse High Yield Index to the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. Relative to other high yield indexes this index is a better representation of our preferred higher quality high yield investment style for the highlighted reasons: 1) The Ba/B carve out of the Index reflects higher quality credits and Portfolio investable universe; 2) Issuer capping methodology is comparable to the Portfolio's investment guidelines; 3) Excludes emerging market bonds; 4) Split ratings are treated the same, in the event of a split rating, the lower ("more conservative") rating is used.